Expense Example {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Initial, Service, Service 2 PRO-12 - Overseas Portfolio	Apr. 30, 2022 USD ($)
VIP Overseas Portfolio-Initial VIP
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	954
VIP Overseas Portfolio-Service VIP
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	1,073
VIP Overseas Portfolio-Service 2 VIP
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	$ 1,248